Revenue from Services (Details) - Schedule of revenue from provision of services - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues by regions, total	$ 544	$ 1,646	$ 3,287
Revenues by customers, total	544	1,646	3,287
Monitoring and policing authorities (“Smart City”) [Member]
Segment Reporting Information [Line Items]
Revenues by customers, total	269	1,495	2,961
Industry [Member]
Segment Reporting Information [Line Items]
Revenues by customers, total	275	151	326
Revenue in Singapore [Member]
Segment Reporting Information [Line Items]
Revenues by regions, total	149	1,495	2,841
Revenue in Israel [Member]
Segment Reporting Information [Line Items]
Revenues by regions, total	275	151	326
Revenue in the United Arab Emirates [Member]
Segment Reporting Information [Line Items]
Revenues by regions, total	$ 120		$ 120